Other financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets [abstract]
Disclosure of other financial assets
Other financial assets consisted of the following:

		At December 31
		2018			2017
	Note	Current	Non-current	Total	Current	Non-current	Total
		(€ million)
Derivative financial assets	16	€283	€14	€297	€265	€19	€284
Debt securities measured at fair value through other comprehensive income	23	—	—	—	4	—	4
Debt securities measured at fair value through profit or loss	23	230	—	230	172	59	231
Debt securities measured at amortized cost		61	2	63	—	—	—
Debt securities held-to-maturity		—	—	—	—	2	2
Equity instruments measured at cost		—	—	—	—	43	43
Equity instruments measured at fair value through other comprehensive income	23	—	31	31	—	23	23
Equity instruments mandatorily designated at fair value through profit and loss	23	41	2	43	—	—	—
Held-for-trading investments		—	—	—	46	—	46
Financial receivables		—	252	252	—	275	275
Collateral deposits(1)	23	—	61	61	—	61	61
Total Other financial assets		€615	€362	€977	€487	€482	€969
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(1) Collateral deposits are held in connection with derivative transactions and debt obligations.